EMPLOYEE BENEFIT PLANS - COMPONENTS OF NET PERIODIC COST (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 8,223	$ 7,381	$ 8,139
Interest cost	10,587	12,173	10,493
Expected return on plan assets	(20,579)	(19,054)	(19,639)
Recognized actuarial loss	10,424	5,765	7,537
Prior service cost (credit) amortization	102	102	106
Net periodic benefit cost	8,757	6,367	6,636
Special termination benefit	0	0	3,730
Net periodic benefit cost recognized as expense	8,757	6,367	10,366
OPEB
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	4,854	4,404	4,607
Interest cost	7,026	8,324	6,365
Expected return on plan assets	(6,510)	(5,515)	(5,352)
Recognized actuarial loss	7,442	6,466	4,660
Prior service cost (credit) amortization	(197)	(365)	(365)
Net periodic benefit cost	12,615	13,314	9,915
Special termination benefit	0	0	490
Net periodic benefit cost recognized as expense	$ 12,615	$ 13,314	$ 10,405